Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	September 30, 2024	September 30, 2023
Buildings	$2,492,661	$2,396,519
Machinery and equipment	1,876,477	1,778,828
Automobiles	244,277	213,647
Office and electric equipment	616,308	569,261
Leasehold improvements	363,753	280,882
Subtotal	5,593,476	5,239,137
Less: accumulated depreciation	(4,133,190)	(3,758,341)
Property, plant and equipment, net	$1,460,286	$1,480,796

Depreciation expense was $219,913, $220,951 and $357,269 for the years ended September 30, 2024, 2023 and 2022, respectively.